UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Master Fund, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          Attn: Investor Service Department
          Gardenia Court, Suite 3307
          45 Market Street, Camana Bay
          PO Box 896
          Grand Cayman KY1-1103
          Cayman Islands

13F File Number: 028-13288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dominic Giafaglione
Title:  Chief Financial Officer
Phone:  (212) 823-0953


Signature, Place and Date of Signing:

/s/ Dominic Giafaglione          New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name

1.       028-13286                  Broadway Gate Capital, LLC
    ---------------------           ---------------------------------------






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